Inventory, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
The Company’s inventory as of June 30, 2015 and December 31, 2014 was as follows:

	June 30, 2015	December 31, 2014
	(Unaudited)	(Audited)
Total Gross Inventory, Finished Goods	$478,000	$297,000
Less: Inventory reserve	(59,000)	(111,000)
Total Inventory	$419,000	$186,000

The Company’s inventory components as of December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
Total gross inventory, finished goods	$297,000	$527,000
Less: inventory reserve	(111,000)	(365,000)
Total inventory	$186,000	$162,000